Exhibit 99.1

World Omni Auto Receivables Trust 2013-A
Monthly Servicer Certificate
January 31, 2017

Dates Covered
Collections Period	01/01/17 - 01/31/17
Interest Accrual Period	01/17/17 - 02/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/16	99,885,156.11	12,951
Yield Supplement Overcollateralization Amount 12/31/16	440,571.66	0
Receivables Balance 12/31/16	100,325,727.77	12,951
Principal Payments	7,227,580.50	461
Defaulted Receivables	158,676.02	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/17	374,086.44	0
Pool Balance at 01/31/17	92,565,384.81	12,474

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	9.88%

Prepayment ABS Speed	1.20%

Overcollateralization Target Amount	9,246,969.57
Actual Overcollateralization	92,565,384.81

Weighted Average APR	3.82%
Weighted Average APR, Yield Adjusted	4.47%
Weighted Average Remaining Term	22.03

Delinquent Receivables:
Past Due 31-60 days	2,375,674.45	209
Past Due 61-90 days	774,355.03	76
Past Due 91-120 days	59,961.70	10
Past Due 121+ days	0.00	0
Total	3,209,991.18	295

Total 31+ Delinquent as % Ending Pool Balance	3.47%

Recoveries	137,804.11

Aggregate Net Losses/(Gains) - January 2017	20,871.91

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.25%
Prior Net Losses Ratio	0.91%
Second Prior Net Losses Ratio	0.43%
Third Prior Net Losses Ratio	0.03%
Four Month Average	0.41%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.18%

Flow of Funds	$ Amount

Collections	10,887,576.26
Advances	(1,786.50)
Investment Earnings on Cash Accounts	3,276.77
Reserve Fund Balance	2,311,742.39
Servicing Fee	(83,604.77)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Capital Contribution	77,590,802.43
Available Funds	90,708,006.58

Distributions of Available Funds
(1) Class A Interest	51,968.86
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	90,638,186.54
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	90,708,006.58

Servicing Fee	83,604.77
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 01/17/17	90,638,186.54
Principal Paid	90,638,186.54
Note Balance @ 02/15/17	0.00

Class A-1
Note Balance @ 01/17/17	0.00
Principal Paid	0.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class A-2
Note Balance @ 01/17/17	0.00
Principal Paid	0.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class A-3
Note Balance @ 01/17/17	0.00
Principal Paid	0.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class A-4
Note Balance @ 01/17/17	71,681,186.54
Principal Paid	71,681,186.54
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class B
Note Balance @ 01/17/17	18,957,000.00
Principal Paid	18,957,000.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	69,820.04
Total Principal Paid	90,638,186.54
Total Paid	90,708,006.58

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.87000%
Interest Paid	51,968.86
Principal Paid	71,681,186.54
Total Paid to A-4 Holders	71,733,155.40

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	18,957,000.00
Total Paid to B Holders	18,974,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.0772439
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	100.2755714
Total Distribution Amount	100.3528153

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.5474209
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	755.0633760
Total A-4 Distribution Amount	755.6107969

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,000.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/16	26,963.84
Balance as of 01/31/17	25,177.34
Change	(1,786.50)

Reserve Account
Balance as of 01/17/17	2,311,742.39
Investment Earnings	830.57
Investment Earnings Paid	(830.57)
Deposit/(Withdrawal)	(2,311,742.39)
Balance as of 02/15/17	0.00
Change	(2,311,742.39)

Required Reserve Amount	0.00